Earnings (loss) per share	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Earnings (loss) per share

27 Earnings (loss) per share

Basic earnings (loss) per share is calculated by means of the division of profit (loss) for the year attributable to the Company’s common and preferred shareholders by the weighted average number of these shares held by shareholders, excluding those held in treasury and following the rules for the distribution of dividends provided for in the Company’s bylaws, as described in Note 26.2, particularly in relation to the limited rights enjoyed by class “B” preferred shares. The calculation of the diluted earnings (loss) per share is based on the weighted average of class “A” preferred shares, assuming the conversion of all preferred shares into treasury that would cause the dilution.

Class A preferred shares participate in dividends with common shares after the mandatory dividends has been attributed in accordance with the formula provided for in the Company’s bylaws, as described in Note 26.2 and there is no highest limit for their participation.

The table below shows the reconciliation of profit or loss for the period adjusted for the amounts used to calculate basic and diluted earnings (losses) per share.

	2023	2022	2021
	Basic and diluted	Basic and diluted	Basic	Diluted

(Loss) profit for the year attributed to Company's shareholders	(4,579)	(336)	13,985	13,985

Distribution of priority dividends attributable to:
Preferred shares class "A"			209	209
Preferred shares class "B"			0	0
			209	209

Distribution of 6% â€‹â€‹of unit price of common shares			274	274

Distribution of excess profits, by class:
Common shares			7,664	7,664
Preferred shares class "A"			5,838	5,838
			13,502	13,502

Reconciliation of (loss) income available for distribution, by class (numerator):
Common shares	(2,595)	(191)	7,938	7,938
Preferred shares class "A"	(1,981)	(145)	6,047	6,047
Preferred shares class "B"	(3)
	(4,579)	(336)	13,985	13,985

Weighted average number of shares, by class (denominator):
Common shares	451,668,652	451,668,652	451,668,652	451,668,652
Preferred shares class "A"	344,796,036	344,329,470	344,054,700	345,049,701
Preferred shares class "B"	478,790	478,790	500,171	500,171
	796,943,478	796,476,912	796,223,523	797,218,524

Profit (loss) per share (in R$)
Common shares	(5.7458)	(0.4215)	17.5747	17.5747
Preferred shares class "A"	(5.7458)	(0.4215)	17.5749	17.5242
Preferred shares class "B"	(5.7458)	(0.4215)	0.5798	0.5798

Weighing of shares

		2023
		Basic
		Preferred shares
	Class "A"
	Outstanding	Weighted
	shares	average

Amount at beginning of the year	344,394,984	344,394,984

Incentive long term plan payments with treasury shares	665,381	401,052

Amount at the end of the year	345,060,365	344,796,036

		2022
		Basic
		Preferred shares
	Class "A"
	Outstanding	Weighted
	shares	average

Amount at beginning of the year	344,158,226	344,158,226

Incentive long term plan payments with treasury shares	236,758	171,244

Amount at the end of the year	344,394,984	344,329,470

				2021
				Basic
				Preferred shares
	Class "A"		Class "B"
	Outstanding	Weighted	Outstanding	Weighted
	shares	average	shares	average

Amount at beginning of the year	343,824,794	343,824,794	500,230	500,230

Incentive long term plan payments with treasury shares	322,712	229,877
Conversion shares class "B" into shares class "A"	10,720	29	(21,440)	(59)

Amount at the end of the year	344,158,226	344,054,700	478,790	500,171